UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4743
                      (Investment Company Act File Number)


                       Federated Equity Income Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED EQUITY INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                   COMMON STOCKS-85.8%
                   CONSUMER DISCRETIONARY--6.9%
       201,300   1 CBS Corp. (New), Class B                                                                          $     5,747,115
       193,500   1 Clear Channel Communications, Inc.                                                                      5,619,240
       102,600     Family Dollar Stores, Inc.                                                                              2,623,482
       139,300     Gap (The), Inc.                                                                                         2,341,633
       136,600     Home Depot, Inc.                                                                                        4,684,014
       329,300     Jones Apparel Group, Inc.                                                                              10,307,090
       286,900   1 Mattel, Inc.                                                                                            5,405,196
       695,300     McDonald's Corp.                                                                                       24,961,270
        98,200   1 Nike, Inc., Class B                                                                                     7,930,632
       133,500   1 Regal Entertainment Group                                                                               2,633,955
        74,900     Vivendi SA, ADR                                                                                         2,576,560
                      TOTAL                                                                                               74,830,187
                   CONSUMER STAPLES--8.0%
       187,800     Altria Group, Inc.                                                                                     15,686,934
       476,900     Coca-Cola Co.                                                                                          21,369,889
       128,300     Colgate-Palmolive Co.                                                                                   7,680,038
       340,000   1 Kimberly-Clark Corp.                                                                                   21,590,000
        93,200     Loews Corp.                                                                                             5,336,632
        93,400     Procter & Gamble Co.                                                                                    5,781,460
       358,740     Unilever PLC, ADR                                                                                       8,638,459
                      TOTAL                                                                                               86,083,412
                   ENERGY--12.1%
       153,500     BP PLC, ADR                                                                                            10,445,675
       644,400   1 Chevron Corp.                                                                                          41,499,360
       128,200     ENI SpA, ADR                                                                                            7,840,712
       602,100   1 Enbridge, Inc.                                                                                         19,857,258
        76,400     Exxon Mobil Corp.                                                                                       5,169,988
       252,600     Royal Dutch Shell PLC, Class A, ADR                                                                    17,414,244
       427,600     Total SA, Class B, ADR                                                                                 28,833,068
                      TOTAL                                                                                              131,060,305
                   FINANCIALS--28.9%
       260,743     Ace Ltd.                                                                                               14,043,618
       413,600   1 Allstate Corp.                                                                                         23,963,984
       879,370     Bank of America Corp.                                                                                  45,261,174
       202,600     Bank of New York Co., Inc.                                                                              6,837,750
       146,400     Barclays PLC, ADR                                                                                       7,407,840
     1,108,700     Citigroup, Inc.                                                                                        54,714,345
       176,700     Federal Home Loan Mortgage Corp.                                                                       11,238,120
       207,700   1 Federal National Mortgage Association                                                                  10,935,405
       177,900     Gallagher (Arthur J.) & Co.                                                                             4,767,720
        80,000     Healthcare Realty Trust, Inc.                                                                           2,892,800
        58,500     Hospitality Properties Trust                                                                            2,709,720
       172,400     Lloyds TSB Group PLC, ADR                                                                               6,840,832
        91,000   1 MBIA Insurance Corp.                                                                                    5,608,330
       276,500     Morgan Stanley                                                                                         18,190,935
       119,700     Nationwide Financial Services, Inc., Class A                                                            5,794,677
       125,900     PartnerRe Ltd.                                                                                          8,095,370
        60,200     RenaissanceRe Holdings Ltd.                                                                             3,100,300
       303,000     Senior Housing Properties Trust                                                                         6,166,050
       459,600   1 Sun Life Financial Services of Canada                                                                  18,940,116
        91,800     UBS AG                                                                                                  5,211,486
       239,200   1 Wachovia Corp.                                                                                         13,067,496
        62,500   1 Washington Mutual Bank                                                                                  2,618,125
       721,000     Wells Fargo & Co.                                                                                      25,054,750
       205,800     iStar Financial, Inc.                                                                                   8,627,136
                      TOTAL                                                                                              312,088,079
                   HEALTH CARE--8.3%
        97,100     AstraZeneca PLC, ADR                                                                                    6,325,094
       210,000     GlaxoSmithKline PLC, ADR                                                                               11,923,800
       185,200     Johnson & Johnson                                                                                      11,975,032
     1,552,100     Pfizer, Inc.                                                                                           42,775,876
       343,700     Wyeth                                                                                                  16,738,190
                      TOTAL                                                                                               89,737,992
                   INDUSTRIALS--7.4%
       135,500   1 Avery Dennison Corp.                                                                                    8,392,870
        32,200     Deere & Co.                                                                                             2,514,820
        36,200     Eaton Corp.                                                                                             2,407,300
       502,300   1 General Electric Co.                                                                                   17,108,338
        64,600   1 Ingersoll-Rand Co., Class A                                                                             2,456,092
       188,000   1 Lockheed Martin Corp.                                                                                  15,528,800
       201,100     Northrop Grumman Corp.                                                                                 13,435,491
       255,800     TNT NV, ADR                                                                                             9,625,754
        90,600     United Technologies Corp.                                                                               5,681,526
        88,000     Waste Management, Inc.                                                                                  3,016,640
                      TOTAL                                                                                               80,167,631
                   INFORMATION TECHNOLOGY--0.9%
        59,400     Automatic Data Processing, Inc.                                                                         2,803,680
        63,500   1 Diebold, Inc.                                                                                           2,661,285
       161,200   1 Maxim Integrated Products, Inc.                                                                         4,690,920
                      TOTAL                                                                                               10,155,885
                   MATERIALS--3.4%
       251,500     Alcoa, Inc.                                                                                             7,190,385
       124,200     Du Pont (E.I.) de Nemours & Co.                                                                         4,964,274
       321,400     International Flavors & Fragrances, Inc.                                                               12,782,078
        46,400     PPG Industries, Inc.                                                                                    2,939,904
       210,900   1 Rohm & Haas Co.                                                                                         9,300,690
                      TOTAL                                                                                               37,177,331
                   TELECOMMUNICATION SERVICES--5.8%
     1,490,095   1 AT&T, Inc.                                                                                             46,386,657
        94,885     BCE, Inc.                                                                                               2,371,176
       176,300     NTT DoCoMo, Inc., ADR                                                                                   2,732,650
       161,600     Verizon Communications                                                                                  5,685,088
       452,384   1 Windstream Corp.                                                                                        5,971,469
                      TOTAL                                                                                               63,147,040
                   UTILITIES--4.1%
       224,300     CenterPoint Energy, Inc.                                                                                3,241,135
        66,000   1 DTE Energy Co.                                                                                          2,754,840
       110,400     Energy East Corp.                                                                                       2,677,200
        71,800     Equitable Resources, Inc.                                                                               2,646,548
        44,100   1 Exelon Corp.                                                                                            2,689,218
       353,300     Northeast Utilities Co.                                                                                 8,058,773
       173,400     Pinnacle West Capital Corp.                                                                             7,965,996
        60,200   1 Progress Energy, Inc.                                                                                   2,668,666
        68,700     SCANA Corp.                                                                                             2,840,745
       169,500   1 Southern Co.                                                                                            5,808,765
       100,800     Vectren Corp.                                                                                           2,778,048
                      TOTAL                                                                                               44,129,934
                      TOTAL COMMON STOCKS (IDENTIFIED COST $761,348,299)                                                 928,577,796
                   PREFERRED STOCKS--6.0%
                   FINANCIALS--1.4%
       219,000 2,3 Goldman Sachs Group, Inc., Conv. Pfd.                                                                  10,730,343
       196,900     XL Capital Ltd., PEPS, $1.63, Annual Dividend                                                           4,298,327
                      TOTAL                                                                                               15,028,670
                   INFORMATION TECHNOLOGY--1.2%
       478,800 2,3 Morgan Stanley & Co., Inc., CBI, PERCS                                                                 12,484,710
                   MATERIALS--3.4%
       289,800     Credit Suisse First Boston, NY, PERCS                                                                   8,653,428
       409,100     Credit Suisse First Boston, NY, PERCS                                                                  10,616,145
       353,000     Credit Suisse First Boston, NY, PERCS                                                                  11,040,075
        98,234     Credit Suisse First Boston, NY, PERCS                                                                   6,690,227
                      TOTAL                                                                                               36,999,875
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $63,665,822)                                                64,513,255
                   U.S. TREASURY--1.9%
  $ 20,100,000   4 United States Treasury Bill, 10/19/2006 (IDENTIFIED COST $19,967,206)                                  19,968,813
                   REPURCHASE AGREEMENTS-19.5%
    53,198,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bank         53,198,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000,000.
    77,152,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bear         77,152,000
                   Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $2,000,293,889 on 9/1/2006.  The market value of the underlying securities at the end of the period was $2,060,001,562 (purchased with proceeds from securities lending collateral).
    81,000,000     Interest in $1,900,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which ING          81,000,000
                   Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $1,900,279,194 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,955,223,775 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              211,350,000
                      TOTAL INVESTMENTS-113.2%                                                                         1,224,409,864
                      (IDENTIFIED COST $1,056,331,327)5
                      OTHER ASSETS AND LIABILITIES-NET-(13.2)%                                                         (143,222,618)
                      TOTAL NET ASSETS-100%                                                                          $ 1,081,187,246

1 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of August 31,2006, securities subject to this type of arrangement and related collateral were as follows:

      MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
      $153,797,170                             $158,152,000

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $23,215,053, which represented 2.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2006, these liquid restricted securities amounted to $23,215,053, which represented 2.1% of total net assets.

4    Non-income producing security.

5 The cost of investments for federal tax purposes was $1,056,331,327. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes attributable to written options was $168,078,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $172,672,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,593,724.


The following is a summary of the Fund's written option activity:

                                    NUMBER OF CONTRACTS
CONTRACTS                                                                PREMIUM
Outstanding at prior period-end                       0                       $0
Contracts written                                18,847               $2,184,764
Contracts expired                               (3,910)               $(326,870)
Contracts bought back                          (12,749)             $(1,590,457)
Outstanding at August 31,2006                     2,188                 $267,437

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Shares
 PERCS --Preferred Equity Redemption Cumulative Stock




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY INCOME FUND, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006